Operating Segment Information - Schedule of segment assets and liabilities (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Segment assets	$ 8,270,692,652	$ 7,107,189,550
Segment liabilities	1,442,197,708	3,912,787,450
Operating segments [member]
Disclosure of operating segments [line items]
Segment assets	3,498,744,273	4,341,395,015
Segment liabilities	809,761,776	1,000,698,513
Operating segments [member] | Investment Banking [member]
Disclosure of operating segments [line items]
Segment assets	64,813,018	134,855,898
Segment liabilities		15,000,000
Operating segments [member] | Asset Management [member]
Disclosure of operating segments [line items]
Segment assets	539,713,339	712,011,344
Segment liabilities	492,039,337	663,698,964
Operating segments [member] | Strategic Investment [member]
Disclosure of operating segments [line items]
Segment assets	2,894,217,916	3,494,527,773
Segment liabilities	317,722,439	321,999,549
Unallocated amounts [member]
Disclosure of operating segments [line items]
Segment assets	4,771,948,379	2,765,794,535
Segment liabilities	$ 632,435,932	$ 2,912,088,937